Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of asset estimated service life
Years
Computer equipment	3-5
Furniture and fixtures	3-5
Aircraft under capital lease	30

Schedule of intangible asset estimated service lives
Years
Computer software	3